UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	09/30/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus BASIC California Municipal Money Market Fund
Statement of Investments
September 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments- 99.5%	Amount ($)		Value ($)

Alameda County Industrial Development Authority,
Industrial Revenue (United Manufacturing Project)
2.76% (LOC; Wells Fargo Bank)	1,000,000	a	1,000,000
Big Bear Lake, Industrial Revenue
(Southwest Gas Corporation Project)
2.75% (LOC; KBC Bank)	5,400,000	a	5,400,000
California:
CP:
2.64%, 12/7/2005
(Liquidity Facility: Bank of Nova Scotia, Lloyds TSB Bank,
Royal Bank of Scotland, Societe Generale, KBC Bank and
National Australia Bank)	1,000,000		1,000,000
2.64%, 12/7/2005
(Liquidity Facility: Bank of Nova Scotia, Lloyds TSB Bank,
Royal Bank of Scotland, Societe Generale, KBC Bank and
National Australia Bank)	2,000,000		2,000,000
GO Notes
2.72% (LOC: Bank of America, Landesbank
Hessen-Thueringen Girozentrale and Scotia Bank)	1,200,000	a	1,200,000
California Infrastructure and Economic Development Bank,
Revenue (J Paul Getty Trust) 2.22%, 2/2/2006	2,200,000		2,200,000
California Statewide Communities Development Authority:
CP 2.75%, 10/5/2005 (LOC: Citibank)	3,000,000		3,000,000
Insured Revenue Refunding
(University Retirement Community at Davis Project)
2.79% (Insured; Radian and Liquidity Facility; Bank of America)	2,900,000	a	2,900,000
Private Schools Revenue (Saint Mary and All Angels
School) 2.72% (LOC; Allied Irish Bank)	1,300,000	a	1,300,000
SWDR (Chevron USA Inc. Project) 2.75%	500,000	a	500,000

Charter MacFloater Certificates Trust I
2.80% (Insured; MBIA and LOC: Bank of America,
Bayerische Landesbank, Dexia Credit Locale,
KBC Bank, Landesbank Baden-Wuerttemberg, Lloyds TSB
Bank and State Street Bank and Trust Co.)	4,000,000	a	4,000,000
Concord, MFMR (Arcadian)
2.72% (Insured; FNMA)	1,500,000	a	1,500,000
Fremont, GO Notes, TRAN 2.96%, 10/6/2005	1,600,000		1,600,304
Fremont Union High School District, Santa Clara County,
TAN 3.95%, 7/6/2006	2,500,000		2,526,349
Grant Joint Union High School District, COP
Bridge Funding Program 2.72% (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	900,000	a	900,000

Los Angeles, Wastewater System Revenue, Refunding
2.12%, 12/15/2005 (Insured; FGIC and
Liquidity Facility; FGIC)	1,000,000		1,000,000
Los Angeles Community Redevelopment Agency,
MFHR (Rental Academy Village Apartments)
2.77% (Insured; FHLMC and LOC; FHLMC)	2,500,000	a	2,500,000
Los Angeles County Housing Authority, MFHR, Refunding
(Lincoln Malibu Meadows Project) 2.69% (Insured; FNMA)	3,200,000	a	3,200,000
Los Angeles Industrial Development Authority,
Empowerment Zone Facility Revenue
(Calko Steel Incorporated Project)
2.75% (LOC; Comerica Bank)	2,345,000	a	2,345,000
Metropolitan Water District of Southern California,
Water Works Revenue
2.67% (Liquidity Facility; Landesbank
Hessen-Thueringen Girozentrale)	1,400,000	a	1,400,000
Oakland, COP (Capital Equipment Project)
2.71% (LOC; Landesbank Hessen-Thueringen Girozentrale)	2,600,000	a	2,600,000
Orange County, Apartment Development Revenue
Refunding (Aliso Creek Project)
2.69% (LOC; FHLMC)	3,100,000	a	3,100,000
Riverside County Housing Authority, MFMR
Refunding (Mountain View Apartments)
2.69% (LOC: FHLB and Redlands Federal Savings and Loans)	650,000	a	650,000
Sacramento County Sanitation District Financing Authority,
Sewer Revenue 2.67% (LOC; Bank of America)	1,300,000	a	1,300,000
San Francisco City and County Finance Corporation,
LR (Moscone Center Expansion Project)
2.67% (Insured; AMBAC and Liquidity Facility: JPMorgan
Chase Bank and State Street Bank and Trust Co.)	3,200,000	a	3,200,000
Southern California Public Power Authority, Power Revenue,
Refunding (Southern Transmission Project) 2.70%
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	4,000,000	a	4,000,000
Stockton, MFHR
(Mariners Pointe Association)
2.72% (LOC; Credit Suisse First Boston)	2,400,000	a	2,400,000
Union, MFHR, Refunding
(Mission Sierra) 2.69% (Insured; FNMA)	1,200,000	a	1,200,000
Ventura County Public Finance Authority, LR, CP:
2.85%, 10/3/2005 (LOC; Scotia Bank)	3,000,000		3,000,000
2.65%, 12/9/2005 (LOC; Bank of Nova Scotia)	1,400,000		1,400,000
West Covina California Public Financing Authority, LR
(Public Facilities Project)
2.75% (LOC; California State Teachers Retirement)	2,735,000	a	2,735,000

Total Investments (cost $67,056,653)	99.5%		67,056,653

Cash and Receivables (Net)	.5%		356,925

Net Assets	100.0%		67,413,578

Summary of Abbreviations
ACA	American Capital Access
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	100.0

* Based on total investments. a Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus BASIC Massachusetts Municipal Money Market Fund
Statement of Investments
September 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments--99.9%	Amount ($)		Value ($)

Arlington, GO Notes, BAN 3.70%, 7/20/2006	3,000,000		3,025,703
Canton Housing Authority, MFHR, Refunding
(Canton Arboretum Apartments)

2.78% (Insured; FNMA)	6,665,000	a	6,665,000
Duxbury, GO Notes, BAN 3.21%, 1/13/2006	3,000,000		3,008,357
Massachusetts, Refunding
2.73% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	2,200,000	a	2,200,000
Massachusetts Bay Transportation Authority
General Transportation Systems, GO Notes
2.75% (Liquidity Facility; Westdeutsche Landesbank)	6,000,000	a	6,000,000
Massachusetts Development Finance Agency:
College and University Revenue, Refunding
(Smith College) 2.73%	4,000,000	a	4,000,000
Private Schools Revenue:
(Dexter School Project)
2.78% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	1,000,000	a	1,000,000
(Meadowbrook School)
2.75% (LOC; Allied Irish Banks)	1,500,000	a	1,500,000
(Worcester Academy)
2.78% (LOC; Allied Irish Banks)	3,000,000	a	3,000,000
SWDR (Newark Group Project)
2.78% (LOC; JPMorgan Chase Bank)	1,000,000	a	1,000,000
Massachusetts Health and Educational Facilities Authority:
College and University Revenue:
(Boston University) 2.66%
(LOC; State Street Bank and Trust Co.)	1,700,000	a	1,700,000
(Emmanuel College) 2.75% (LOC; Allied Irish Banks)	4,900,000	a	4,900,000
(Harvard University) 2.61%	2,800,000	a	2,800,000
(University of Massachusetts) 2.70%
(LOC; Dexia Credit Locale)	4,650,000	a	4,650,000
(Williams College) 2.73%	3,500,000	a	3,500,000
Health Care Facilities Revenue:
(Falmouth Assisted Living)
2.74% (LOC; Bank of America)	500,000	a	500,000
(Hallmark Health Systems)
2.73% (Insured; FSA and Liquidity Facility;
Bank of America)	2,800,000	a	2,800,000
(Partners Healthcare Systems):
2.75% (Insured; FSA and Liquidity Facility:
Bayerische Landesbank and JPMorgan
Chase Bank)	4,700,000	a	4,700,000
2.75% (Insured; FSA and Liquidity Facility:
Bayerische Landesbank and JPMorgan
Chase Bank)	1,000,000	a	1,000,000
Refunding (Fairview Extended Credit Services)
2.71% (LOC; Bank of America)	1,895,000	a	1,895,000

(Wellesley College) 2.75%	4,875,000	a	4,875,000
Revenue:
2.78% (Insured; FGIC and Liquidity Facility; JPMorgan
Chase Bank)	5,405,000	a	5,405,000
(Capital Asset Program):
2.71% (LOC; Bank of Scotland)	3,500,000	a	3,500,000
2.71% (LOC; Royal Bank of Scotland)	2,000,000	a	2,000,000
2.81% (Insured; MBIA and Liquidity Facility;
State Street Bank and Trust Co.)	1,350,000	a	1,350,000
2.82% (Insured; MBIA and Liquidity Facility;

State Street Bank and Trust Co.)	4,980,000	a	4,980,000
2.82% (LOC; Bank of America)	5,500,000	a	5,500,000
(Essex Museum) 2.71%
(LOC; Royal Bank of Scotland)	6,000,000	a	6,000,000
Massachusetts Housing Finance Agency, Housing Revenue
2.76% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)	1,200,000	a	1,200,000
Massachusetts Industrial Finance Agency:
College and University Revenue
(Milton Academy) 2.71% (Insured; MBIA
and Liquidity Facility; Bank of America)	1,500,000	a	1,500,000
Health Care Facilities Revenue (Orchard Cove Inc.)
2.71% (LOC; Bank of America)	2,200,000	a	2,200,000
Massachusetts Port Authority, Revenue, CP
2.61%, 10/13/2005 (LOC; Westdeutsche Landesbank)	10,000,000		10,000,000
Massachusetts Water Resource Authority, Water Revenue
(Multi-Modal):
2.70% (LOC; Helaba)	1,200,000	a	1,200,000
Refunding:
2.75% (Insured; FGIC and Liquidity Facility;
Bayeriche Landesbank)	4,200,000	a	4,200,000
2.95% (LOC; Landesbank Hessen - Thuringen
Girozentrale)	2,600,000	a	2,600,000
Mattapoisett, GO Notes, BAN 3.48%, 3/17/2006	3,632,000		3,643,053
Northborough-Southboro Regional School Distict
GO Notes, BAN 2.96%, 10/27/2005	3,500,000		3,502,862
Waltham, GO Notes, BAN 3.22%, 11/15/2005	3,000,000		3,003,918

Total Investments (cost $126,503,893)	99.9%	126,503,893

Cash & Receivables (Net)	0.1%	131,298

Net Assets	100.0%	126,635,191

Summary of Abbreviations

ACA	American Capital Access
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement

CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)
Fitch or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	96.7
AAA, AA, A b	Aaa, Aa, A b		AAA, AA, A b	3.3
				100.0
* Based on total investments.
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus BASIC New York Municipal Money Market Fund Statement of Investments September 30, 2005 (Unaudited)
	Principal
Tax Exempt Investments--99.3%	Amount ($)		Value ($)

New York--97.7%
Brocton Central School District, GO Notes, BAN
3.21%, 12/16/2005	12,393,550		12,400,614
Glenville, GO Notes, BAN
3.21%, 12/9/2005	3,835,000		3,836,957
Great Neck North Water Authority, Water System Revenue
2.75% (Insured; FGIC and Liquidity Facility;
State Street Bank and Trust Co.)	6,800,000	a	6,800,000
Metropolitan Transportation Authority, Revenue:
CP 2.65%, 10/19/2005 (LOC; ABN-AMRO)	5,000,000		5,000,000
2.74% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	4,180,000	a	4,180,000
Monroe County Airport Authority, Airport Revenue
2.80% (Insured; MBIA and Liquidity Facility; Merrill Lynch)	4,900,000	a	4,900,000
Monroe County Industrial Development Agency,
Civic Facility Revenue
(Saint Ann's Home for the Aged Project)
2.72% (LOC; HSBC Bank USA)	11,200,000	a	11,200,000
New York City, GO Notes:
2.72% (LOC; HSBC Bank USA)	10,000,000	a	10,000,000
2.74% (LOC; Bayerische Landesbank)	5,505,000	a	5,505,000
New York City Housing Development Corporation,
Multi-Family Rental Housing Revenue:
(Monterey) 2.75% (Insured; FNMA)	10,000,000	a	10,000,000
(West 89th Street Development)
2.80% (LOC; FNMA)	14,000,000	a	14,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue, CP:
2.74%, 12/15/2005 (Liquidity Facilty: Dexia Credit Locale
and JPMorgan Chase Bank)	10,000,000		10,000,000
2.75%, 12/22/2005 (LOC; Landesbank
Baden Wuerttemberg and Helaba Bank)	3,000,000		3,000,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery)
2.74% ( Landesbank Hessen-Thruringen)	14,000,000	a	14,000,000
New York State Dormitory Authority,
Revenue:
(Cornell University)
2.74% (Liquidity Facility; JPMorgan Chase Bank)	8,580,000	a	8,580,000
(New York Foundling Charitable Corp.)
2.72% (LOC; Allied Irish Bank)	12,715,000	a	12,715,000
(North Shore - Long Island Jewish)
2.73% (LOC; Citibank N.A.)	9,000,000	a	9,000,000
New York State Energy, Research and Development
Authority, Revenue
(Consolidated Edison Company)
2.76% (LOC; Citibank N.A.)	9,700,000	a	9,700,000
New York State Enviromental Quality, CP
2.55%, 10/17/2005 (LOC: Landesbank Hessen-Thuringern
Girozentrale and Bayerische Landesbank)	12,000,000		12,000,000
New York State Housing Finance Agency, Revenue:
(Historic Front Street)
2.73% (LOC; Bank of New York)	5,000,000	a	5,000,000
(Normandie Court I Project)
2.68% (LOC; Landesbank Hessen-Thuringen Girozentrale)	10,850,000	a	10,850,000
(Nursing Home and Health Care Project)
4.38%, 11/1/2005 (Insured; MBIA)	1,015,000		1,016,390

(Worth Street)
2.68% (Collateralized; FNMA)		2,000,000	a	2,000,000
New York State Local Government Assistance Corp., Revenue
2.65% (LOC; Societe Generale)		16,100,000	a	16,100,000
New York State Power Authority, Electric Revenue, CP
2.74%, 12/8/2005
(Liquidity Facility; Wachovia Bank, State Street Bank
and Trust, Bank of Nova Scotia, Bank of New York,
Landesbank Baden Wuerttemberg and JPMorgan Chase Bank)		5,000,000		5,000,000
New York State Thruway Authority, Revenue, BAN
2.19%, 10/6/2005		12,000,000		12,000,077
Orange County Industrial Development Agency,
Civic Facility Revenue
(Horton Medical Center Project)
2.73% (Insured; FSA and Liquidity Facility;
Bank of America)		9,400,000	a	9,400,000
Orangetown, GO Notes, BAN
3.19%, 1/12/2006		2,000,000		2,002,152
Plainview Old Bethpage Central School District, GO Notes, TAN
3.94%, 6/30/2006		9,400,000		9,480,422
Port Authority of New York and New Jersey, CP
2.70%, 12/8/2005 (Liquidity Facility: Bank of Nova Scotia,
JPMorgan Chase Bank and Lloyds Bank PLC)		2,805,000		2,805,000
Putnam County, GO Notes, TAN
3.21%, 12/14/2005		6,900,000		6,915,532
Rensselaer County Industrial Development Agency,
Civic Facility Revenue
(Rensselaer Polytechic Institute Project) 2.75%		3,300,000	a	3,300,000
Tobacco Settlement Financing Corp. of New York, Revenue
Tobacco Settlement Asset Backed 3.94%		2,500,000	a	2,517,277
Triborough Bridge and Tunnel Authority, Revenue
2.73% (Insured; AMBAC and Liquidity
Facility; State Street Bank and Trust Company)		3,500,000	a	3,500,000
Troy Industrial Development Authority,
Civic Facility Revenue
(Rensselaer Polytechnic Institute) 2.75%		6,750,000	a	6,750,000

U.S. Related--1.6%

Puerto Rico Industrial, Tourist, Educational, Medical and
Enviromental Control Facility Financing Authority, Revenue
(Brystol Myers Squibb Project) 2.79%		4,400,000	a	4,400,000

Total Investments (cost $269,854,421)		99.3%		269,854,421

Cash and Receivables (Net)		0.7%		2,010,603

Net Assets		100.0%		271,865,024

Summary of Abbreviations

ACA	American Capital Access
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty

CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or Moody's	or	Standard & Poor's	Value (%)*

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	85.9
AAA, AA, A b	Aaa, Aa, A b		AAA, AA, A b	1.3
Not Rated c	Not Rated c		Not Rated c	12.8

100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate--subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)